Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000110883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(4.04%)	3.41%	2.20%
C000110885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000029053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	4.16%	4.29%	3.90%
C000029055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	7.61%	4.54%	3.63%
C000029052
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000118321
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(13.85%)	1.47%	1.43%
C000120617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	(10.66%)	1.81%	1.21%
C000120618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000118186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	7.99%	4.26%	4.71%
C000120097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	11.50%	4.49%	4.45%
C000120098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000110883
Average Annual Return [Line Items]
Average Annual Return, Percent	1.27%	4.53%	2.74%
Without Sales Load [Member] | C000110885
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	4.81%	3.01%
Without Sales Load [Member] | C000029053
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%	5.32%	4.40%
Without Sales Load [Member] | C000029055
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	4.54%	3.63%
Without Sales Load [Member] | C000029052
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	5.58%	4.66%
Without Sales Load [Member] | C000118321
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.06%)	2.56%	1.98%
Without Sales Load [Member] | C000120617
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.76%)	1.81%	1.21%
Without Sales Load [Member] | C000120618
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.87%)	2.82%	2.23%
Without Sales Load [Member] | C000118186
Average Annual Return [Line Items]
Average Annual Return, Percent	13.34%	5.27%	5.22%
Without Sales Load [Member] | C000120097
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%	4.49%	4.45%
Without Sales Load [Member] | C000120098
Average Annual Return [Line Items]
Average Annual Return, Percent	13.61%	5.53%	5.50%
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
CREDIT SUISSE INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.55%	5.89%	4.91%
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
CREDIT SUISSE INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.55%	5.89%	4.91%
CREDIT SUISSE INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	10.55%	5.89%	4.91%
Credit Suisse Index: Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(9.31%)	2.90%	2.23%
Credit Suisse Index: Bloomberg Global Aggregate Bond Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Fund Index
Average Annual Return, Percent	9.55%	(1.64%)	0.23%
Credit Suisse Index: Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(9.31%)	2.90%	2.23%
Credit Suisse Index: Bloomberg Global Aggregate Bond Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Fund Index
Average Annual Return, Percent	9.55%	(1.64%)	0.23%
Credit Suisse Index: Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(9.31%)	2.90%	2.23%
Credit Suisse Index: Bloomberg Global Aggregate Bond Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Fund Index
Average Annual Return, Percent	9.55%	(1.64%)	0.23%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%